Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Summary of Weighted Average Shares and Adjusted Weighted Average Shares
The weighted average number of ordinary shares for the purposes of diluted earnings per share reconciles to the weighted average number of ordinary shares used in the calculation of basic earnings per share as follows:

	December 31, 2021	December 31, 2020

Weighted average number of ordinary shares used in the calculation of basic earnings per share	180,296,588	171,047,400
Dilutive impact of share options	1,008,339	1,369,750
Dilutive impact of restricted share units and restricted share units with performance criteria	246,560	1,732,614
Dilutive impact of performance share units	213,420	1,081,116

Weighted average number of ordinary shares used in the calculation of diluted earnings per share	181,764,907	175,230,880